SUPPLEMENT DATED DECEMBER 1, 2003

TO

PROSPECTUS DATED MAY 1, 2003
FOR
ALL-STAR, ALL-STAR EXTRA,

ALL-STAR TRADITIONS,

ALL-STAR FREEDOM

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

______________________________________________________________

Effective immediately, all products that carry the All-Star name will change to Columbia All-Star. The name change will reflect the following:

ALL-STAR	COLUMBIA ALL-STAR
ALL-STAR EXTRA	COLUMBIA ALL-STAR EXTRA
ALL-STAR TRADTIONS	COLUMBIA ALL-STAR TRADITIONS
ALL-STAR FREEDOM	COLUMBIA ALL-STAR FREEDOM

In addition, Liberty Funds Distributors (LFD) will change its name to Columbia Funds Distributor (CFD). This change will effect any reference to the names All-Star or Liberty Funds Distributors in the Prospectus and Statement of Additional Information.